Interim Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Statement [LineItems]
Net income	[1]	$ 1,515	$ 3,172	$ 4,504	$ 5,582
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income	[1]	(257)	63	(216)	96
Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income	[1]	8	(26)	1	14
Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income	[1]	6	(2)	6	(2)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	(243)	35	(209)	108
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities
Unrealized gains (losses) on investments in foreign operations	[1]	4,191	1,358	4,536	1,227
Net gains (losses) on hedges of investments in foreign operations	[1]	(1,279)	(338)	(1,423)	(319)
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	2,912	1,020	3,113	908
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses) on derivatives designated as cash flow hedges	[1]	3,657	1,339	4,142	2,654
Reclassification to earnings of losses (gains) on cash flow hedges	[1]	(1,217)	(600)	(1,402)	(470)
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	2,440	739	2,740	2,184
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	9	(122)	(143)	(424)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	(238)	(32)	(206)	(84)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1]	12	(2)	(49)	(12)
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	(217)	(156)	(398)	(520)
Total other comprehensive income (loss), net of income taxes	[1]	4,892	1,638	5,246	2,680
Total comprehensive income (loss)	[1]	6,407	4,810	9,750	8,262
Attributable to:
Non-controlling interests in subsidiaries	[1]				18
Income Tax Provisions (Recoveries) in the Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on debt securities at fair value through other comprehensive income		(74)	21	(58)	28
Less: Reclassification to earnings of net losses (gains) in respect of debt securities at fair value through other comprehensive income		(3)	9	0	(6)
Less: Reclassification to earnings of changes in allowance for credit losses on debt securities at fair value through other comprehensive income		2		2
Unrealized gains (losses) on investments in foreign operations		0	0	0	0
Net gains (losses) on hedges of investments in foreign operations		(459)	(122)	(510)	(115)
Change in gains (losses) on derivatives designated as cash flow hedges		1,519	597	1,704	1,032
Less: Reclassification to earnings of losses (gains) on cash flow hedges		666	334	749	258
Actuarial gains (losses) on employee benefit plans		3	(44)	(51)	(153)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		(87)	(12)	(76)	(31)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss		4	(1)	(18)	(5)
Total income taxes		241	96	240	504
Common shares [member]
Attributable to:
Attributable to shareholders	[1]	6,339	4,748	9,615	8,122
Preferred shares [member]
Attributable to:
Attributable to shareholders	[1]	$ 68	$ 62	$ 135	$ 122

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.